UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSR

Investment Company Act file number:  811-06071

Deutsche Institutional Funds
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	12/31/2014

ITEM 1.	REPORT TO STOCKHOLDERS

December 31, 2014

Annual Report

to Shareholders

Deutsche U.S. Bond Index Fund

(formerly DWS U.S. Bond Index Fund)

Contents
3 Letter to Shareholders
4 Portfolio Management Review
8 Performance Summary
10 Investment Portfolio
34 Statement of Assets and Liabilities
36 Statement of Operations
37 Statement of Changes in Net Assets
38 Financial Highlights
41 Notes to Financial Statements
50 Report of Independent Registered Public Accounting Firm
51 Information About Your Fund's Expenses
52 Tax Information
53 Advisory Agreement Board Considerations and Fee Evaluation
58 Board Members and Officers
63 Account Management Resources

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Various factors, including costs, cash flows and security selection, may cause the fund’s performance to differ from that of the index. The fund may lend securities to approved institutions. See the prospectus for details.

Deutsche Asset & Wealth Management represents the asset management and wealth management activities conducted by Deutsche Bank AG or any of its subsidiaries, including the Advisor and DeAWM Distributors, Inc.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE  NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Letter to Shareholders

Dear Shareholder:

From an economic standpoint, the view seems brighter than it has been for several years. Multiple signs suggest sustainable growth, at least for the near term. Our economists at Deutsche Asset & Wealth Management confirm that they expect the global economy to accelerate in 2015, led by the United States and China.

That is heartening news. Yet one cannot ignore the complexities of an increasingly interconnected global economy. Low oil prices, a stronger employment picture and consumer spending bode well for the domestic economy, at least in the short term. Yet sluggish growth abroad, falling commodity prices and the strong U.S dollar may be headwinds to global growth and American exports. And, as we have seen time and again, any number of factors can unexpectedly shift the markets and the overall outlook.

The take-away message amidst these mixed signals: Be prepared to stick to your long-term plan, with a portfolio that can help weather short-term fluctuations. When in doubt, or if your individual situation or objectives change, talk with a trusted financial professional before taking action.

For timely information about economic developments and your Deutsche fund investment, we hope you will visit us at deutschefunds.com. There you will find the views of our Chief Investment Officer and economists. It is a resource we are proud to offer to help keep you up-to-date and make informed decisions.

As always, we thank you for your continued investment and the opportunity to put our capabilities to work for you.

Best regards,
Brian Binder
President, Deutsche Funds

Portfolio Management Review (Unaudited)

Market Overview and Fund Performance

All performance information below is historical and does not guarantee future results. Returns shown are for Class A shares, unadjusted for sales charges. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the most recent month-end performance of all share classes. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had. Please refer to pages 8 through 9 for more complete performance information.

Investment Process
The fund seeks to replicate as closely as possible the performance of the Barclays U.S. Aggregate Bond Index, which emphasizes government securities, mortgage-backed securities and corporate investment-grade debt securities.

Deutsche U.S. Bond Index Fund closely tracked the performance of its benchmark, the Barclays U.S. Aggregate Bond Index, for the 12-month period ended December 31, 2014. The fund produced a total return of 5.69% for the annual period, as compared with 5.97% for the benchmark.

Bonds, as measured by the Barclays U.S Aggregate Bond Index, delivered a solid gain during the past 12 months as the 10-year U.S. Treasury yield declined significantly from 3.03% on the final day of 2013 down to 2.17% on December 31, 2014. The bond market’s surprisingly strong performance was due to a combination of low inflation, modest economic growth and the periodic emergence of geopolitical risk. Elsewhere, the sluggish economic performance of the Eurozone, disappointing manufacturing reports from China and the Bank of Japan’s aggressive monetary policy spurred long-term interest rate declines in other markets. In this environment, comparatively higher yields within the U.S. bond market boosted demand for U.S. Treasuries from global investors.

Over the past 12 months ended December 31, 2014, the Treasury yield curve flattened. The yield on the two-year note increased by 32 basis points, while 5-, 10- and 30-year Treasury yields declined 6, 86 and 122 basis points, respectively.

US Treasury Bond Yield Curve (as of 12/31/14 and 12/31/13)

Past performance is no guarantee of future results.

Source: Bloomberg

"If the Fed raises rates at the measured pace that market watchers anticipate, conditions should remain supportive of risk assets, including bonds."

Outlook and Positioning

The U.S. economy made significant strides toward full employment during the past 12 months. However, inflation remained far below the U.S. Federal Reserve Board’s (the Fed’s) target rate of 2%, and the Fed is unlikely to raise short-term rates for long as inflation remains significantly below the 2% level. The Fed continues to state that it will be patient in its policies, and has indicated that the path to higher interest rates will be slow and measured. At the same time, investors’ reactions to varying economic data will likely lead to changes in the outlook for rates, and increased market volatility in the coming months. If the Fed raises rates at the measured pace that market watchers anticipate, conditions should remain supportive of risk assets, including bonds.

As an index fund, Deutsche U.S. Bond Index Fund seeks to replicate as closely as possible (before deduction of expenses) the investment performance of the benchmark index. Thus, we neither evaluate short-term fluctuations in the fund's performance nor manage according to a given outlook for the bond market or the economy in general. Still, we will continue to monitor economic conditions and the way they affect the financial markets, as we seek to closely track the performance of the broad U.S. bond market.

Subadvisor

Northern Trust Investments, Inc. ("NTI"), an indirect subsidiary of Northern Trust Corporation, is the subadvisor for the fund.

Portfolio Manager

Louis R. D'Arienzo, Vice President of Northern Trust Investments, Inc.

Portfolio Manager of the fund. Began managing the fund in 1997.

— Joined Northern Trust Investments, Inc. in 2003 and is responsible for the management of various fixed income index portfolios.

The views expressed reflect those of the portfolio management team only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results. Current and future portfolio holdings are subject to risk.

Terms to Know

The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more. Index returns do not reflect fees or expenses and it is not possible to invest directly into an index.

The Eurozone refers to a currency union among the 17 members of the European Union states that have adopted the euro as their sole currency.

Basis point — One basis point equals 1/100 of a percentage point.

The yield curve is a graphical representation of how yields on bonds of different maturities compare. Normally, yield curves slant up, as bonds with longer maturities typically offer higher yields than short-term bonds.

Performance Summary December 31, 2014 (Unaudited)
Class A	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/14
Unadjusted for Sales Charge	5.69%	3.88%	4.13%
Adjusted for the Maximum Sales Charge (max 2.75% load)	2.78%	3.30%	3.84%
Barclays U.S. Aggregate Bond Index†	5.97%	4.45%	4.71%
Class S	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/14
No Sales Charges	5.92%	4.10%	4.37%
Barclays U.S. Aggregate Bond Index†	5.97%	4.45%	4.71%
Institutional Class	1-Year	5-Year	10-Year
Average Annual Total Returns as of 12/31/14
No Sales Charges	5.95%	4.24%	4.54%
Barclays U.S. Aggregate Bond Index†	5.97%	4.45%	4.71%

Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit deutschefunds.com for the Fund's most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated May 1, 2014 are 0.72%, 0.53% and 0.45% for Class A, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Returns shown for Class A and Class S shares prior to their inception on February 17, 2009 are derived from the historical performance of Institutional Class shares of Deutsche U.S. Bond Index Fund during such periods have been adjusted to reflect the higher total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

Yearly periods ended December 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

† The Barclays U.S. Aggregate Bond Index is an unmanaged index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with an average maturity of one year or more.

	Class A	Class S	Institutional Class
Net Asset Value
12/31/14	$10.02	$10.03	$10.02
12/31/13	$9.93	$9.93	$9.93
Distribution Information as of 12/31/14
Income Dividends, Twelve Months	$.28	$.29	$.30
Capital Gain Distributions, Twelve Months	$.19	$.19	$.19
December Income Dividend	$.0221	$.0234	$.0242
SEC 30-day Yield‡‡	2.02%	2.23%	2.34%
Current Annualized Distribution Rate‡‡	2.65%	2.80%	2.90%

‡‡ The SEC yield is net investment income per share earned over the month ended December 31, 2014, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 1.59%, 1.81% and 1.87% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on December 31, 2014. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.22%, 2.38% and 2.43% for Class A, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Investment Portfolio as of December 31, 2014
	Principal Amount ($)	Value ($)

Corporate Bonds 24.7%
Consumer Discretionary 2.5%
21st Century Fox America, Inc.:
4.5%, 2/15/2021	30,000	32,838
6.15%, 3/1/2037	20,000	25,066
6.65%, 11/15/2037	80,000	106,821
6.9%, 8/15/2039	40,000	54,227
CBS Corp., 5.75%, 4/15/2020	100,000	114,027
Comcast Corp., 6.4%, 5/15/2038	80,000	106,816
DIRECTV Holdings LLC:
4.45%, 4/1/2024	35,000	36,621
4.6%, 2/15/2021	60,000	64,268
Ford Motor Credit Co., LLC:
4.25%, 2/3/2017	250,000	262,517
4.25%, 9/20/2022	250,000	265,266
Historic TW, Inc., 6.625%, 5/15/2029	10,000	12,677
Home Depot, Inc., 4.2%, 4/1/2043	100,000	104,262
Johnson Controls, Inc., 5.0%, 3/30/2020	75,000	82,309
Macy's Retail Holdings, Inc., 6.9%, 1/15/2032	50,000	65,055
McDonald's Corp.:
Series I, 5.8%, 10/15/2017	145,000	162,046
Series I, 6.3%, 10/15/2037	60,000	78,401
McGraw Hill Financial, Inc., 5.9%, 11/15/2017	40,000	43,465
NBCUniversal Media LLC, 2.875%, 1/15/2023	40,000	39,960
Nordstrom, Inc., 6.25%, 1/15/2018	125,000	140,979
Omnicom Group, Inc., 6.25%, 7/15/2019	80,000	92,737
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/2018	40,000	45,530
Target Corp., 7.0%, 1/15/2038	75,000	107,560
TCI Communications, Inc., 7.125%, 2/15/2028	80,000	107,617
The Board of Trustees of the Leland Stanford Junior University, 4.75%, 5/1/2019	80,000	89,159
Time Warner Cable, Inc.:
6.75%, 6/15/2039	75,000	98,046
8.75%, 2/14/2019	105,000	129,975
Time Warner Companies, Inc., 6.95%, 1/15/2028	25,000	32,006
Time Warner, Inc.:
4.875%, 3/15/2020	80,000	88,026
6.1%, 7/15/2040	20,000	24,357
6.25%, 3/29/2041	30,000	37,252
Toyota Motor Credit Corp., 1.25%, 10/5/2017	125,000	124,627
VF Corp., 6.45%, 11/1/2037	15,000	20,230
Viacom, Inc., 6.875%, 4/30/2036	80,000	101,549
Walt Disney Co.:
3.7%, 12/1/2042	55,000	54,099
Series E, 3.75%, 6/1/2021	40,000	43,214
Wyndham Worldwide Corp., 4.25%, 3/1/2022	40,000	40,855
Yum! Brands, Inc., 6.25%, 4/15/2016	40,000	42,445
		3,076,905
Consumer Staples 1.9%
Altria Group, Inc.:
9.25%, 8/6/2019	23,000	29,561
10.2%, 2/6/2039	53,000	92,280
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	50,000	47,006
5.375%, 1/15/2020	100,000	113,264
Archer-Daniels-Midland Co., 4.016%, 4/16/2043	60,000	60,204
Beam Suntory, Inc., 5.375%, 1/15/2016	13,000	13,592
Bottling Group LLC, 5.5%, 4/1/2016	40,000	42,322
Brown-Forman Corp., 3.75%, 1/15/2043	25,000	24,677
Coca-Cola Co., 1.65%, 3/14/2018	200,000	201,265
ConAgra Foods, Inc.:
7.0%, 4/15/2019	40,000	46,593
7.125%, 10/1/2026	40,000	51,077
Costco Wholesale Corp., 5.5%, 3/15/2017	105,000	114,901
CVS Health Corp., 5.75%, 6/1/2017	14,000	15,451
Diageo Capital PLC, 5.75%, 10/23/2017	65,000	72,385
Estee Lauder Companies, Inc., 6.0%, 5/15/2037	15,000	19,110
General Mills, Inc., 5.7%, 2/15/2017	40,000	43,700
Kellogg Co., Series B, 7.45%, 4/1/2031	40,000	53,902
Kimberly-Clark Corp., 6.625%, 8/1/2037	40,000	56,977
Kraft Foods Group, Inc., 5.0%, 6/4/2042	50,000	55,040
Kroger Co., 8.0%, 9/15/2029	40,000	55,118
Mead Johnson Nutrition Co.:
4.9%, 11/1/2019	40,000	43,960
5.9%, 11/1/2039	20,000	24,621
Mondelez International, Inc., 4.0%, 2/1/2024	100,000	104,627
Pepsi Bottling Group, Inc., Series B, 7.0%, 3/1/2029	25,000	34,465
PepsiCo, Inc.:
4.5%, 1/15/2020	145,000	159,729
5.0%, 6/1/2018	80,000	88,457
Philip Morris International, Inc.:
5.65%, 5/16/2018	125,000	140,828
6.375%, 5/16/2038	20,000	25,571
Procter & Gamble Co., 4.7%, 2/15/2019	165,000	183,730
Wal-Mart Stores, Inc.:
4.75%, 10/2/2043	50,000	58,222
5.25%, 9/1/2035	100,000	120,286
5.875%, 4/5/2027	40,000	50,658
Walgreen Co., 5.25%, 1/15/2019	125,000	138,948
		2,382,527
Energy 3.5%
Alberta Energy Co., Ltd., 7.375%, 11/1/2031	41,000	48,384
Anadarko Petroleum Corp., 7.95%, 6/15/2039	30,000	40,845
Apache Corp.:
5.25%, 2/1/2042	35,000	35,021
6.0%, 1/15/2037	45,000	48,969
Apache Finance Canada Corp., 7.75%, 12/15/2029	20,000	27,484
BP Capital Markets PLC:
2.75%, 5/10/2023	90,000	84,161
4.75%, 3/10/2019	210,000	229,721
British Transco Finance, Inc., 6.625%, 6/1/2018	80,000	92,446
Buckeye Partners LP, 6.05%, 1/15/2018	40,000	44,131
Canadian Natural Resources Ltd., 6.25%, 3/15/2038	20,000	22,244
Chevron Corp., 4.95%, 3/3/2019	100,000	111,813
ConocoPhillips Holding Co., 6.95%, 4/15/2029	50,000	66,609
DCP Midstream LLC, 8.125%, 8/16/2030	20,000	26,991
Devon Energy Corp., 6.3%, 1/15/2019	40,000	45,656
Devon Financing Corp. LLC, 7.875%, 9/30/2031	40,000	54,566
EnCana Corp., 5.9%, 12/1/2017	90,000	98,168
Energy Transfer Partners LP:
4.65%, 6/1/2021	60,000	62,720
6.125%, 2/15/2017	20,000	21,659
6.625%, 10/15/2036	20,000	22,544
Enterprise Products Operating LLC:
5.25%, 1/31/2020	145,000	160,269
Series D, 6.875%, 3/1/2033	20,000	25,657
EOG Resources, Inc., 5.625%, 6/1/2019	100,000	112,841
Halliburton Co.:
5.9%, 9/15/2018	60,000	67,834
6.7%, 9/15/2038	35,000	45,381
7.45%, 9/15/2039	60,000	84,280
Hess Corp., 7.125%, 3/15/2033	21,000	25,870
Kerr-McGee Corp., 7.875%, 9/15/2031	30,000	41,013
Kinder Morgan Energy Partners LP:
6.85%, 2/15/2020	50,000	57,431
6.95%, 1/15/2038	125,000	144,266
7.3%, 8/15/2033	40,000	48,079
7.4%, 3/15/2031	40,000	47,855
Marathon Petroleum Corp., 6.5%, 3/1/2041	40,000	47,607
Nexen Energy ULC, 7.875%, 3/15/2032	40,000	56,665
ONEOK Partners LP, 6.15%, 10/1/2016	60,000	64,421
Petrobras International Finance Co. SA, 5.75%, 1/20/2020	410,000	395,941
Petroleos Mexicanos, 5.5%, 1/21/2021	130,000	140,725
Plains All American Pipeline LP:
5.0%, 2/1/2021	40,000	44,073
6.5%, 5/1/2018	80,000	90,755
Shell International Finance BV:
2.25%, 1/6/2023	25,000	23,901
4.3%, 9/22/2019	40,000	43,898
6.375%, 12/15/2038	100,000	134,382
Southern Union Co., 8.25%, 11/15/2029	40,000	52,554
Statoil ASA, 5.25%, 4/15/2019	165,000	185,497
Suncor Energy, Inc., 5.95%, 12/1/2034	40,000	46,727
Talisman Energy, Inc., 7.75%, 6/1/2019	65,000	74,871
Tosco Corp., 8.125%, 2/15/2030	70,000	101,840
TransCanada PipeLines Ltd.:
5.85%, 3/15/2036	40,000	45,686
6.2%, 10/15/2037	30,000	35,380
6.35%, 5/15/2067	20,000	19,400
6.5%, 8/15/2018	125,000	141,805
7.625%, 1/15/2039	10,000	13,742
Valero Energy Corp.:
7.5%, 4/15/2032	20,000	25,132
9.375%, 3/15/2019	65,000	81,063
10.5%, 3/15/2039	30,000	47,406
Weatherford International Ltd.:
5.5%, 2/15/2016	40,000	41,264
6.0%, 3/15/2018	165,000	176,139
Williams Companies, Inc., 8.75%, 3/15/2032	58,000	67,690
Williams Partners LP, 3.35%, 8/15/2022	120,000	114,628
		4,358,100
Financials 6.6%
ACE INA Holdings, Inc., 5.7%, 2/15/2017	82,000	89,459
Allstate Corp., 5.35%, 6/1/2033	41,000	49,702
American Express Co., 2.65%, 12/2/2022	208,000	204,002
American International Group, Inc.:
Series MP, 5.45%, 5/18/2017	110,000	120,021
Series G, 5.85%, 1/16/2018	40,000	44,724
Ameriprise Financial, Inc., 5.3%, 3/15/2020	125,000	141,450
AXA SA, 8.6%, 12/15/2030	40,000	54,341
Bank of America Corp.:
4.125%, 1/22/2024	50,000	52,508
6.05%, 5/16/2016	50,000	52,946
Series C, 6.4%, 8/28/2017	40,000	44,567
6.5%, 7/15/2018	40,000	45,616
Series L, 7.625%, 6/1/2019	100,000	120,861
Bank of America NA:
5.3%, 3/15/2017	250,000	268,541
6.0%, 10/15/2036	100,000	125,256
Bank of New York Mellon Corp.:
5.45%, 5/15/2019	35,000	39,679
5.5%, 12/1/2017	50,000	55,402
Bank of Nova Scotia, 1.1%, 12/13/2016	150,000	150,104
Bank One Corp., 7.625%, 10/15/2026	40,000	53,006
Bear Stearns Companies LLC, 7.25%, 2/1/2018	235,000	270,849
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040	50,000	63,983
BNP Paribas SA, 2.375%, 9/14/2017	205,000	208,506
Boston Properties LP, (REIT), 5.875%, 10/15/2019	80,000	91,634
Chubb Corp., Series 1, 6.5%, 5/15/2038	20,000	27,541
Citigroup, Inc.:
6.0%, 8/15/2017	40,000	44,255
6.125%, 11/21/2017	60,000	66,905
6.125%, 5/15/2018	80,000	90,534
6.625%, 6/15/2032	60,000	74,747
8.125%, 7/15/2039	80,000	122,475
8.5%, 5/22/2019	80,000	99,685
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/2022	155,000	164,885
Credit Suisse New York, 5.3%, 8/13/2019	150,000	168,256
ERP Operating LP, (REIT), 4.75%, 7/15/2020	165,000	181,274
Fifth Third Bancorp.:
4.5%, 6/1/2018	40,000	43,089
5.45%, 1/15/2017	20,000	21,462
8.25%, 3/1/2038	40,000	60,087
General Electric Capital Corp.:
3.1%, 1/9/2023	100,000	101,250
3.15%, 9/7/2022	125,000	127,315
Series A, 6.15%, 8/7/2037	105,000	136,954
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036	20,000	24,584
HCP, Inc., (REIT), 6.0%, 1/30/2017	205,000	223,682
HSBC Bank U.S.A. NA, 7.0%, 1/15/2039	50,000	71,580
HSBC Holdings PLC:
5.1%, 4/5/2021	105,000	118,692
6.5%, 5/2/2036	100,000	128,433
Jefferies Group LLC, 8.5%, 7/15/2019	20,000	23,966
JPMorgan Chase & Co.:
1.625%, 5/15/2018	250,000	247,251
4.625%, 5/10/2021	125,000	137,575
6.0%, 1/15/2018	100,000	111,884
6.125%, 6/27/2017	40,000	44,138
6.3%, 4/23/2019	80,000	92,926
KeyBank NA, 5.45%, 3/3/2016	25,000	26,271
Lincoln National Corp., 8.75%, 7/1/2019	130,000	162,439
MetLife, Inc.:
4.75%, 2/8/2021	140,000	156,480
6.4%, 12/15/2036	20,000	22,300
Morgan Stanley:
Series F, 5.625%, 9/23/2019	150,000	169,319
6.375%, 7/24/2042	80,000	106,243
7.3%, 5/13/2019	125,000	148,268
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	25,000	36,743
PNC Funding Corp., 6.7%, 6/10/2019	80,000	94,722
Protective Life Corp., 8.45%, 10/15/2039	40,000	60,275
Prudential Financial, Inc.:
Series B, 5.75%, 7/15/2033	20,000	24,355
Series D, 6.625%, 12/1/2037	40,000	52,791
Royal Bank of Canada:
0.625%, 12/4/2015	40,000	39,990
1.125%, 7/22/2016	25,000	25,108
1.2%, 9/19/2017	70,000	69,600
2.0%, 10/1/2018	40,000	40,368
2.2%, 9/23/2019	70,000	70,512
Simon Property Group LP, (REIT), 6.125%, 5/30/2018	105,000	119,500
The Goldman Sachs Group, Inc.:
5.95%, 1/18/2018	105,000	116,652
6.125%, 2/15/2033	40,000	49,028
6.15%, 4/1/2018	100,000	112,242
6.25%, 9/1/2017	165,000	183,587
6.75%, 10/1/2037	100,000	125,738
The Travelers Companies, Inc., 6.25%, 6/15/2037	125,000	166,052
U.S. Bancorp., 2.95%, 7/15/2022	165,000	162,653
UBS AG Stamford Branch, Series 10, 5.875%, 7/15/2016	50,000	53,493
Wells Fargo & Co.:
Series I, 3.5%, 3/8/2022	205,000	214,005
5.125%, 9/15/2016	40,000	42,664
5.375%, 2/7/2035	125,000	149,816
Westpac Banking Corp., 4.875%, 11/19/2019	165,000	184,101
		8,087,897
Health Care 2.4%
AbbVie, Inc.:
2.9%, 11/6/2022	20,000	19,691
4.4%, 11/6/2042	41,000	42,298
Actavis, Inc., 3.25%, 10/1/2022	80,000	77,890
Aetna, Inc., 6.625%, 6/15/2036	41,000	54,642
Amgen, Inc.:
1.25%, 5/22/2017 (a)	15,000	14,882
5.375%, 5/15/2043	125,000	145,218
Anthem, Inc., 5.85%, 1/15/2036	125,000	153,701
AstraZeneca PLC, 5.9%, 9/15/2017	100,000	112,124
Baxter International, Inc., 2.4%, 8/15/2022	80,000	76,261
Becton Dickinson & Co.:
3.125%, 11/8/2021	75,000	75,279
3.25%, 11/12/2020	80,000	81,382
Boston Scientific Corp., 6.0%, 1/15/2020	80,000	90,158
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	17,000	21,744
Cardinal Health, Inc., 3.2%, 6/15/2022	80,000	80,058
Covidien International Finance SA:
6.0%, 10/15/2017	60,000	67,146
6.55%, 10/15/2037	20,000	26,125
Eli Lilly & Co., 5.2%, 3/15/2017	105,000	114,174
Express Scripts Holding Co., 7.25%, 6/15/2019	105,000	126,069
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	105,000	139,806
Johnson & Johnson:
4.85%, 5/15/2041	80,000	95,923
5.55%, 8/15/2017	80,000	89,060
Laboratory Corp. of America Holdings, 3.75%, 8/23/2022	40,000	40,923
McKesson Corp., 5.7%, 3/1/2017	60,000	65,159
Medco Health Solutions, Inc., 7.125%, 3/15/2018	60,000	69,273
Medtronic, Inc., 6.5%, 3/15/2039	20,000	26,122
Merck & Co., Inc., 6.5%, 12/1/2033	20,000	27,748
Merck Sharp & Dohme Corp.:
5.0%, 6/30/2019	100,000	112,890
5.85%, 6/30/2039	20,000	26,170
Novartis Securities Investment Ltd., 5.125%, 2/10/2019	125,000	140,354
Pfizer, Inc., 6.2%, 3/15/2019	50,000	58,169
Pharmacia Corp., 6.6%, 12/1/2028	75,000	98,916
Quest Diagnostics, Inc., 4.75%, 1/30/2020	75,000	80,889
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	115,000	112,727
UnitedHealth Group, Inc., 2.75%, 2/15/2023	380,000	372,829
Wyeth LLC, 5.95%, 4/1/2037	40,000	51,306
		2,987,106
Industrials 1.8%
3M Co., 5.7%, 3/15/2037	20,000	25,962
Boeing Co.:
3.75%, 11/20/2016	40,000	42,100
6.625%, 2/15/2038	40,000	56,226
Burlington Northern Santa Fe LLC:
3.75%, 4/1/2024	20,000	20,799
6.15%, 5/1/2037	25,000	32,904
6.2%, 8/15/2036	70,000	91,166
Canadian National Railway Co.:
6.2%, 6/1/2036	10,000	13,360
6.25%, 8/1/2034	10,000	13,285
6.375%, 11/15/2037	20,000	27,272
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	80,000	89,289
Caterpillar, Inc., 3.803%, 8/15/2042	100,000	98,274
CSX Corp.:
6.0%, 10/1/2036	80,000	100,580
6.15%, 5/1/2037	40,000	51,736
Danaher Corp., 5.625%, 1/15/2018	40,000	44,657
Deere & Co., 8.1%, 5/15/2030	40,000	60,946
Emerson Electric Co., 5.25%, 10/15/2018	40,000	44,970
General Electric Co.:
4.125%, 10/9/2042	40,000	41,408
5.25%, 12/6/2017	30,000	33,279
Honeywell International, Inc.:
3.35%, 12/1/2023	20,000	20,743
5.7%, 3/15/2036	40,000	51,308
Illinois Tool Works, Inc., 6.25%, 4/1/2019	100,000	116,583
Ingersoll-Rand Global Holding Co., Ltd., 6.875%, 8/15/2018	100,000	116,087
Koninklijke Philips NV, 6.875%, 3/11/2038	75,000	101,858
Lockheed Martin Corp., 4.07%, 12/15/2042	35,000	35,318
Raytheon Co.:
4.4%, 2/15/2020	80,000	87,345
7.2%, 8/15/2027	60,000	81,350
Republic Services, Inc., 5.0%, 3/1/2020	80,000	88,448
Rockwell Automation, Inc., 6.25%, 12/1/2037	40,000	53,085
Union Pacific Corp., 3.646%, 2/15/2024	33,000	34,927
United Parcel Service of America, Inc., 8.375%, 4/1/2020	40,000	51,592
United Parcel Service, Inc., 5.5%, 1/15/2018	165,000	184,052
United Technologies Corp.:
5.375%, 12/15/2017	80,000	88,934
6.125%, 7/15/2038	50,000	65,957
Waste Management, Inc., 7.1%, 8/1/2026	80,000	104,756
Western Union Co., 6.2%, 11/17/2036	20,000	20,517
		2,191,073
Information Technology 1.2%
Cisco Systems, Inc., 5.9%, 2/15/2039	100,000	125,867
Corning, Inc., 5.75%, 8/15/2040	40,000	47,653
International Business Machines Corp.:
5.7%, 9/14/2017	50,000	55,722
6.5%, 1/15/2028	105,000	136,134
7.625%, 10/15/2018	100,000	120,562
Microsoft Corp.:
4.2%, 6/1/2019	80,000	87,891
5.2%, 6/1/2039	40,000	47,604
Oracle Corp.:
2.8%, 7/8/2021	60,000	60,746
5.0%, 7/8/2019	20,000	22,425
5.25%, 1/15/2016	80,000	83,833
6.125%, 7/8/2039	105,000	136,311
6.5%, 4/15/2038	80,000	107,653
Tyco Electronics Group SA, 6.55%, 10/1/2017	205,000	230,754
Xerox Corp., 6.75%, 2/1/2017	165,000	181,868
		1,445,023
Materials 1.3%
Barrick Gold Corp., 4.1%, 5/1/2023	105,000	102,186
BHP Billiton Finance (U.S.A.) Ltd.:
5.4%, 3/29/2017	125,000	136,111
6.5%, 4/1/2019	40,000	47,014
Dow Chemical Co., 5.25%, 11/15/2041	40,000	43,141
E.I. du Pont de Nemours & Co.:
2.8%, 2/15/2023	95,000	93,445
4.625%, 1/15/2020	50,000	55,259
International Paper Co.:
7.5%, 8/15/2021	105,000	130,889
7.95%, 6/15/2018	80,000	94,313
Monsanto Co.:
5.5%, 8/15/2025	20,000	22,985
Series 1, 5.5%, 7/30/2035	50,000	59,852
Newmont Mining Corp.:
3.5%, 3/15/2022 (a)	75,000	70,481
5.875%, 4/1/2035	15,000	14,600
Nucor Corp.:
5.85%, 6/1/2018	20,000	22,353
6.4%, 12/1/2037	20,000	24,751
Potash Corp. of Saskatchewan, Inc., 6.5%, 5/15/2019	80,000	93,371
PPG Industries, Inc., 6.65%, 3/15/2018	8,000	9,148
Praxair, Inc., 4.5%, 8/15/2019	60,000	66,071
Rio Tinto Alcan, Inc.:
5.75%, 6/1/2035	21,000	24,187
6.125%, 12/15/2033	41,000	49,753
Rio Tinto Finance (U.S.A.) Ltd., 9.0%, 5/1/2019	65,000	82,235
Rohm & Haas Co., 6.0%, 9/15/2017	71,000	78,525
Southern Copper Corp., 6.75%, 4/16/2040	75,000	78,675
Vale Overseas Ltd., 6.875%, 11/21/2036	125,000	131,774
Westvaco Corp., 7.95%, 2/15/2031	80,000	105,513
		1,636,632
Telecommunication Services 1.3%
America Movil SAB de CV, 6.125%, 11/15/2037	30,000	36,035
AT&T, Inc.:
2.625%, 12/1/2022 (a)	180,000	171,438
6.3%, 1/15/2038	15,000	18,149
6.4%, 5/15/2038	16,000	19,790
6.55%, 2/15/2039	51,000	62,861
British Telecommunications PLC:
5.95%, 1/15/2018	50,000	55,759
9.625%, 12/15/2030	60,000	94,203
Koninklijke (Royal) KPN NV, 8.375%, 10/1/2030	40,000	56,240
Motorola Solutions, Inc., 7.5%, 5/15/2025	40,000	49,232
Orange SA, 5.375%, 7/8/2019	125,000	140,341
Rogers Communications, Inc., 6.8%, 8/15/2018	80,000	92,331
Telefonica Emisiones SAU, 7.045%, 6/20/2036	40,000	52,619
Telefonica Europe BV, 8.25%, 9/15/2030	35,000	48,653
Verizon Communications, Inc.:
144A, 2.625%, 2/21/2020	100,000	98,857
5.15%, 9/15/2023	200,000	220,847
7.75%, 12/1/2030	80,000	110,356
7.75%, 6/15/2032	80,000	111,481
Vodafone Group PLC, 6.15%, 2/27/2037	105,000	126,696
		1,565,888
Utilities 2.2%
Alabama Power Co.:
5.7%, 2/15/2033	50,000	62,312
6.125%, 5/15/2038	42,000	55,806
Berkshire Hathaway Energy Co., 6.125%, 4/1/2036	100,000	125,633
Cleveland Electric Illuminating Co.:
5.7%, 4/1/2017	65,000	70,100
Series D, 7.88%, 11/1/2017	60,000	69,729
Commonwealth Edison Co.:
5.8%, 3/15/2018	40,000	45,025
Series 106, 6.15%, 9/15/2017	80,000	89,745
Consolidated Edison Co. of New York:
Series 06-B, 6.2%, 6/15/2036	55,000	72,942
Series 08-B, 6.75%, 4/1/2038	40,000	55,703
Dominion Resources, Inc., Series F, 5.25%, 8/1/2033	40,000	46,938
DTE Electric Co., 5.7%, 10/1/2037	40,000	52,330
Duke Energy Carolinas LLC, 6.05%, 4/15/2038	65,000	84,522
Duke Energy Indiana, Inc., 6.45%, 4/1/2039	125,000	176,765
Entergy Texas, Inc., 7.125%, 2/1/2019	115,000	136,001
Exelon Corp., 5.625%, 6/15/2035	20,000	23,383
Exelon Generation Co., LLC, 5.2%, 10/1/2019	105,000	116,027
Florida Power & Light Co.:
4.95%, 6/1/2035	40,000	46,144
5.55%, 11/1/2017	80,000	88,852
5.65%, 2/1/2037	40,000	51,547
KeySpan Corp., 8.0%, 11/15/2030	40,000	55,157
Nevada Power Co., Series N, 6.65%, 4/1/2036	25,000	34,571
NiSource Finance Corp.:
5.25%, 9/15/2017	60,000	65,611
5.45%, 9/15/2020	60,000	67,519
Northern States Power Co., 6.25%, 6/1/2036	40,000	54,513
Oncor Electric Delivery Co., LLC, 7.0%, 9/1/2022	80,000	101,332
Pacific Gas & Electric Co.:
5.4%, 1/15/2040	40,000	47,282
6.05%, 3/1/2034	50,000	63,655
Puget Sound Energy, Inc.:
5.483%, 6/1/2035	20,000	24,665
5.795%, 3/15/2040	20,000	25,870
San Diego Gas & Electric Co., 5.35%, 5/15/2040	40,000	49,690
Sempra Energy, 6.0%, 10/15/2039	50,000	61,770
Southern California Edison Co.:
Series 2008-A, 5.95%, 2/1/2038	45,000	59,397
6.65%, 4/1/2029	40,000	52,319
Southern California Gas Co., Series KK, 5.75%, 11/15/2035	40,000	52,934
Southwestern Electric Power Co., Series F, 5.875%, 3/1/2018	125,000	139,651
Union Electric Co., 6.4%, 6/15/2017	80,000	89,075
United Utilities PLC, 5.375%, 2/1/2019	25,000	27,193
Virginia Electric & Power Co., 8.875%, 11/15/2038	40,000	66,997
Xcel Energy, Inc., 6.5%, 7/1/2036	30,000	40,661
		2,649,366
Total Corporate Bonds (Cost $27,399,271)		30,380,517

Mortgage-Backed Securities Pass-Throughs 29.7%
Federal Home Loan Mortgage Corp.:
2.075%*, 12/1/2033	31,641	33,431
2.264%*, 5/1/2037	11,076	11,872
2.323%*, 3/1/2036	174,119	185,641
2.376%*, 4/1/2036	9,836	10,543
2.385%*, 11/1/2035	23,997	25,571
2.48%*, 9/1/2035	20,489	21,905
2.5%, 3/1/2027	297,581	304,277
2.617%*, 8/1/2036	14,970	16,046
2.805%*, 4/1/2037	21,789	23,355
3.0%, with various maturities from 11/1/2026 until 7/1/2043	1,500,448	1,528,559
3.5%, with various maturities from 8/1/2027 until 10/1/2043	2,190,470	2,295,220
4.0%, with various maturities from 1/1/2020 until 8/1/2042	1,646,714	1,761,474
4.047%*, 5/1/2037	11,821	12,670
4.5%, with various maturities from 1/1/2020 until 9/1/2041	760,236	823,142
5.0%, with various maturities from 12/1/2017 until 6/1/2038	919,157	1,007,312
5.5%, with various maturities from 6/1/2020 until 1/1/2038	497,551	555,145
6.0%, with various maturities from 9/1/2021 until 2/1/2038	551,609	620,328
6.5%, with various maturities from 6/1/2034 until 8/1/2036	135,843	155,103
7.0%, with various maturities from 12/1/2024 until 12/1/2026	12,176	14,005
7.5%, with various maturities from 5/1/2024 until 6/1/2027	2,832	3,273
Federal National Mortgage Association:
1.808%*, 6/1/2035	43,421	45,414
2.115%*, 7/1/2035	14,092	14,930
2.234%*, 3/1/2035	59,482	63,574
2.299%*, 11/1/2036	27,734	29,728
2.435%*, 4/1/2035	59,816	64,115
2.455%*, 9/1/2036	7,389	7,912
2.481%*, 1/1/2036	40,999	43,790
2.5%, 5/1/2028	2,182,263	2,229,659
2.851%*, 8/1/2036	11,475	12,300
3.0%, with various maturities from 1/1/2027 until 8/1/2043	3,104,799	3,171,092
3.383%*, 5/1/2040	80,444	85,541
3.48%*, 6/1/2041	102,796	108,768
3.5%, with various maturities from 12/1/2026 until 4/1/2043	3,166,641	3,316,061
3.549%*, 5/1/2041	86,682	91,779
4.0%, with various maturities from 12/1/2020 until 3/1/2042	3,317,660	3,554,403
4.5%, with various maturities from 2/1/2020 until 6/1/2042	1,674,575	1,822,697
5.0%, with various maturities from 12/1/2023 until 9/1/2041	1,082,876	1,195,770
5.5%, with various maturities from 8/1/2019 until 12/1/2038	810,540	905,345
6.0%, with various maturities from 12/1/2016 until 11/1/2037	390,655	440,306
6.5%, with various maturities from 1/1/2018 until 1/1/2038	244,800	279,330
7.0%, with various maturities from 10/1/2015 until 6/1/2038	174,734	200,545
7.5%, with various maturities from 1/1/2024 until 4/1/2028	7,572	8,821
8.0%, with various maturities from 12/1/2021 until 11/1/2031	15,582	18,571
8.5%, with various maturities from 12/1/2025 until 8/1/2031	2,659	3,164
Government National Mortgage Association:
3.0%, with various maturities from 9/15/2042 until 4/20/2043	1,661,636	1,703,110
3.5%, with various maturities from 10/20/2041 until 9/20/2043	2,460,944	2,587,355
4.0%, with various maturities from 11/15/2024 until 8/20/2043	1,761,608	1,893,341
4.5%, with various maturities from 5/15/2039 until 1/20/2041	1,216,863	1,335,491
5.0%, with various maturities from 10/20/2035 until 8/20/2042	817,094	905,175
5.5%, with various maturities from 9/15/2033 until 10/20/2040	254,882	286,494
6.0%, with various maturities from 2/15/2029 until 12/15/2038	319,304	363,232
6.5%, with various maturities from 8/20/2032 until 10/20/2037	210,701	242,448
7.5%, 8/15/2031	1,396	1,666
8.0%, with various maturities from 7/15/2022 until 3/15/2032	36,606	43,571
Total Mortgage-Backed Securities Pass-Throughs (Cost $35,333,745)		36,484,370

Asset-Backed 0.6%
Automobile Receivables 0.1%
Carmax Auto Owner Trust, "A4", Series 2013-2, 0.84%, 11/15/2018	100,000	99,185
Credit Card Receivables 0.4%
Chase Issuance Trust, "A7", Series 2012-A7, 2.16%, 9/16/2024	100,000	96,462
Citibank Credit Card Issuance Trust:
"A10", Series 2013-A10, 0.73%, 2/7/2018	100,000	100,018
"A3", Series 2013-A3, 1.11%, 7/23/2018	100,000	100,273
"A3", Series 2006-A3, 5.3%, 3/15/2018	100,000	105,400
"A8", Series 2007-A8, 5.65%, 9/20/2019	100,000	110,918
GE Capital Credit Card Master Note Trust, "A", Series 2012-7, 1.76%, 9/15/2022	100,000	97,655
		610,726
Utilities 0.1%
CenterPoint Energy Transition Bond Co., LLC, "A4", Series 2005-A, 5.17%, 8/1/2019	64,769	68,064
Total Asset-Backed (Cost $764,848)		777,975

Commercial Mortgage-Backed Securities 2.4%
Banc of America Commercial Mortgage Trust, "AM", Series 2006-4, 5.675%, 7/10/2046	100,000	106,510
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-T26, 5.471%, 1/12/2045	98,379	105,373
Commercial Mortgage Trust:
"A5", Series 2014-LC17, 3.917%, 10/10/2047	100,000	106,736
"A4", Series 2013-CR9, 4.235%*, 7/10/2045	186,000	204,296
"A4", Series 2007-GG11, 5.736%, 12/10/2049	115,000	124,550
"A4", Series 2007-C9, 5.796%*, 12/10/2049	80,000	87,380
Credit Suisse Commercial Mortgage Trust, "A3", Series 2006-C4, 5.467%, 9/15/2039	103,626	109,069
Fannie Mae-Aces:
"ASQ2", Series 2014-M1, 2.323%, 11/25/2018	100,000	101,917
"A2", Series 2013-M14, 3.329%, 10/25/2023	100,000	105,279
FHLMC Multifamily Structured Pass-Through Certificates:
"A1", Series K019, 1.459%, 9/25/2021	85,003	84,021
"A1", Series K025, 1.875%, 4/25/2022	94,743	94,203
"A2", Series K020, 2.373%, 5/25/2022	100,000	99,360
"A2", Series K017, 2.873%, 12/25/2021	100,000	103,119
"A2", Series K031, 3.3%, 4/25/2023	100,000	105,079
"A2", Series K701, 3.882%, 11/25/2017	100,000	106,405
JPMBB Commercial Mortgage Securities Trust, "A4", Series 2013-C17, 4.199%, 1/15/2047	100,000	109,291
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A3", Series 2007-LDPX, 5.42%, 1/15/2049	117,698	125,652
"A4", Series 2007-CB18, 5.44%, 6/12/2047	81,874	87,054
"A4", Series 2007-CB19, 5.699%*, 2/12/2049	100,000	107,282
"A4", Series 2007-LD11, 5.787%*, 6/15/2049	100,000	107,356
LB-UBS Commercial Mortgage Trust:
"AM", Series 2006-C3, 5.712%, 3/15/2039	50,000	52,328
"A4", Series 2007-C6, 5.858%, 7/15/2040	93,700	98,873
"A3", Series 2007-C7, 5.866%, 9/15/2045	67,640	74,313
Morgan Stanley Bank of America Merrill Lynch Trust, "A4", Series 2013-C9, 3.102%, 5/15/2046	100,000	101,143
Morgan Stanley Capital I Trust, "A2", Series 2011-C3, 3.224%, 7/15/2049	92,029	94,946
UBS Commercial Mortgage Trust, "A3", Series 2012-C1, 3.4%, 5/10/2045	175,000	181,383
WFRBS Commercial Mortgage Trust, "A5", Series 2014-C19, 4.101%, 3/15/2047	100,000	108,262
Total Commercial Mortgage-Backed Securities (Cost $2,800,974)		2,891,180

Government & Agency Obligations 40.0%
Other Government Related (b) 1.5%
Asian Development Bank, 1.75%, 9/11/2018	250,000	252,199
European Investment Bank:
0.875%, 4/18/2017	250,000	249,683
4.875%, 2/15/2036	65,000	83,334
5.125%, 5/30/2017	40,000	43,913
Hydro-Quebec, Series HY, 8.4%, 1/15/2022	80,000	107,635
Inter-American Development Bank, 3.875%, 9/17/2019	210,000	230,435
International Bank for Reconstruction & Development:
Series 1312, 4.75%, 2/15/2035	20,000	25,394
5.0%, 4/1/2016	40,000	42,227
8.625%, 10/15/2016	100,000	113,427
KFW:
Zero Coupon, 4/18/2036	210,000	113,249
2.375%, 8/25/2021	165,000	168,383
Landwirtschaftliche Rentenbank, 5.125%, 2/1/2017	80,000	86,982
Nordic Investment Bank, 5.0%, 2/1/2017	150,000	162,647
Petroleos Mexicanos:
4.875%, 1/24/2022	100,000	104,741
6.625%, 6/15/2035	40,000	46,200
		1,830,449
Sovereign Bonds 2.2%
Federal Republic of Brazil:
5.625%, 1/7/2041 (a)	150,000	161,625
7.125%, 1/20/2037	40,000	50,700
Province of Ontario:
4.0%, 10/7/2019	245,000	267,949
4.4%, 4/14/2020	100,000	111,286
4.95%, 11/28/2016	25,000	26,912
Province of Quebec:
4.625%, 5/14/2018	40,000	44,047
5.125%, 11/14/2016	40,000	43,157
Series NN, 7.125%, 2/9/2024	80,000	106,231
Republic of Colombia, 4.375%, 7/12/2021	250,000	264,375
Republic of Italy, 5.375%, 6/15/2033	80,000	95,435
Republic of Korea, 5.125%, 12/7/2016	100,000	107,707
Republic of Panama, 5.2%, 1/30/2020	100,000	110,250
Republic of Peru, 7.35%, 7/21/2025	115,000	152,663
Republic of Philippines, 5.5%, 3/30/2026	200,000	236,500
Republic of Poland, 6.375%, 7/15/2019	165,000	193,050
Republic of South Africa, 6.875%, 5/27/2019	100,000	114,250
Republic of Turkey, 6.0%, 1/14/2041	200,000	227,000
State of Israel, 5.125%, 3/26/2019	100,000	113,500
United Mexican States, Series A, 6.75%, 9/27/2034	176,000	229,856
		2,656,493
U.S. Government Sponsored Agencies 3.3%
Federal Home Loan Bank, 1.0%, 6/21/2017	820,000	820,720
Federal Home Loan Mortgage Corp.:
2.375%, 1/13/2022	411,000	416,388
2.5%, 5/27/2016	822,000	844,420
3.75%, 3/27/2019	622,000	675,577
6.25%, 7/15/2032	100,000	146,693
6.75%, 9/15/2029	3,000	4,408
Federal National Mortgage Association:
1.875%, 9/18/2018	500,000	507,912
6.25%, 5/15/2029	105,000	146,296
7.125%, 1/15/2030	41,000	62,969
7.25%, 5/15/2030	164,000	253,779
Tennessee Valley Authority, 5.25%, 9/15/2039	185,000	235,517
		4,114,679
U.S. Treasury Obligations 33.0%
U.S. Treasury Bonds:
2.75%, 11/15/2042	250,000	249,746
3.5%, 2/15/2039	572,000	656,951
3.625%, 8/15/2043	250,000	294,004
3.875%, 8/15/2040	411,000	501,741
4.25%, 5/15/2039	506,000	650,408
4.5%, 2/15/2036	41,000	54,687
4.5%, 8/15/2039	527,000	702,310
4.625%, 2/15/2040	404,000	549,187
6.0%, 2/15/2026	316,000	433,093
6.25%, 8/15/2023	986,000	1,312,843
7.25%, 8/15/2022	341,000	468,928
7.625%, 11/15/2022	74,000	104,473
U.S. Treasury Notes:
0.75%, 12/31/2017	2,465,000	2,439,002
0.875%, 4/15/2017	2,500,000	2,503,320
0.875%, 6/15/2017	2,500,000	2,498,632
0.875%, 7/15/2017	2,000,000	1,997,656
0.875%, 10/15/2017	1,000,000	996,172
1.0%, 10/31/2016	500,000	503,594
1.5%, 2/28/2019	1,000,000	1,000,703
1.5%, 5/31/2019	1,500,000	1,496,250
1.5%, 10/31/2019	1,000,000	993,906
2.0%, 9/30/2020	2,000,000	2,020,156
2.0%, 11/15/2021	822,000	825,018
2.0%, 2/15/2022	1,143,000	1,145,857
2.125%, 6/30/2021	1,225,000	1,239,834
2.125%, 8/15/2021	1,519,000	1,536,920
2.25%, 3/31/2016	186,000	190,330
2.25%, 11/15/2024	2,000,000	2,013,438
2.625%, 8/15/2020	1,849,000	1,930,905
2.75%, 11/15/2023	1,000,000	1,052,734
2.75%, 2/15/2024	250,000	263,067
3.25%, 3/31/2017	1,875,000	1,977,686
3.375%, 11/15/2019	1,232,000	1,334,698
3.625%, 8/15/2019	2,054,000	2,240,787
3.625%, 2/15/2020	822,000	901,246
3.75%, 11/15/2018	390,000	424,887
4.5%, 2/15/2016	542,000	567,110
4.875%, 8/15/2016	392,000	419,501
		40,491,780
Total Government & Agency Obligations (Cost $46,549,494)		49,093,401

Municipal Bonds and Notes 1.6%
California, Metropolitan Water District of Southern California, Build America Bonds, 6.947%, 7/1/2040	80,000	96,143
California, State Build America Bonds, 7.55%, 4/1/2039	75,000	116,001
Chicago, IL, Board of Education, Qualified School Construction Bond, 6.319%, 11/1/2029	80,000	85,486
Chicago, IL, Transit Authority, Transfer Tax Receipts Revenue, Series A, 6.899%, 12/1/2040	40,000	50,538
Chicago, IL, Taxable Project, Series C1, 7.781%, 1/1/2035	40,000	47,948
East Bay, CA, Municipal Utility District Water Systems Revenue, Build America Bonds, 5.874%, 6/1/2040	80,000	106,861
Georgia, Municipal Electric Authority, Build America Bonds, Plant Vogtle Units 3 & 4 Project, Series J, 6.637%, 4/1/2057	80,000	107,081
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series B, 6.731%, 7/1/2043	40,000	53,916
New Jersey, State Transportation Trust Fund Authority, Build America Bonds:
Series C, 6.104%, 12/15/2028	245,000	273,790
Series B, 6.561%, 12/15/2040	40,000	52,289
New York, State Dormitory Authority, State Personal Income Tax Revenue, Build America Bonds, 5.628%, 3/15/2039	20,000	25,019
New York, Build America Bonds, Series F-1, 6.646%, 12/1/2031	80,000	96,067
New York City, NY, Municipal Water Finance Authority, Water & Sewer Revenue, Build America Bonds, 5.724%, 6/15/2042	80,000	106,825
North Texas, Tollway Authority Revenue, Build America Bonds, 6.718%, 1/1/2049	80,000	116,508
Ohio, State University General Receipts, Build America Bonds, 4.91%, 6/1/2040	40,000	49,019
Oregon, State General Obligation, Taxable Pension, 5.892%, 6/1/2027	20,000	24,893
Pennsylvania, State Public School Building Authority Revenue, Qualified School Construction Bond, Series A, 5.0%, 9/15/2027	80,000	87,199
Phoenix, AZ, Build America Bonds, Series A, 5.269%, 7/1/2034	35,000	41,948
Port Authority of New York & New Jersey, One Hundred Sixty-fourth Series, 5.647%, 11/1/2040	125,000	154,856
San Antonio, TX, Electric & Gas Revenue, Build America Bonds, 5.985%, 2/1/2039	40,000	53,624
Texas, University Revenues, Build America Bonds, Series C, 4.794%, 8/15/2046	40,000	47,514
Texas, State Transportation Commission Revenue, Build America Bonds, Series B, 5.178%, 4/1/2030	40,000	48,112
Texas, Build America Bonds, 5.517%, 4/1/2039	40,000	52,814
Utah, Build America Bonds, Series B, 3.539%, 7/1/2025	40,000	42,272
Washington, Central Puget Sound Regional Transit Authority, Sales & Use Tax Revenue, Build American Bonds, 5.491%, 11/1/2039	40,000	50,644
Total Municipal Bonds and Notes (Cost $1,639,499)		1,987,367

	Shares	Value ($)

Securities Lending Collateral 0.3%
Daily Assets Fund Institutional, 0.10% (c) (d) (Cost $311,584)	311,584	311,584

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $114,799,415)†	99.3	121,926,394
Other Assets and Liabilities, Net	0.7	888,878
Net Assets	100.0	122,815,272

* Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2014.

† The cost for federal income tax purposes was $114,790,806. At December 31, 2014, net unrealized appreciation for all securities based on tax cost was $7,135,588. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,558,501 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $422,913.

(a) All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at December 31, 2014 amounted to $300,142, which is 0.2% of net assets.

(b) Government-backed debt issued by financial companies or government-sponsored enterprises.

(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(d) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage- or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2014 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (e)
Corporate Bonds	$—	$30,380,517	$—	$30,380,517
Mortgage-Backed Securities Pass-Throughs	—	36,484,370	—	36,484,370
Asset-Backed	—	777,975	—	777,975
Commercial Mortgage-Backed Securities	—	2,891,180	—	2,891,180
Government & Agency Obligations	—	49,093,401	—	49,093,401
Municipal Bonds and Notes	—	1,987,367	—	1,987,367
Short-Term Investments (e)	311,584	—	—	311,584
Total	$311,584	$121,614,810	$—	$121,926,394

There have been no transfers between fair value measurement levels during the year ended December 31, 2014.

(e) See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of December 31, 2014
Assets
Investments: Investments in non-affiliated securities, at value (cost $114,487,831) — including $300,142 of securities loaned	$121,614,810
Investment in Daily Assets Fund Institutional (cost $311,584)*	311,584
Total investments in securities, at value (cost $114,799,415)	121,926,394
Cash	116,668
Receivable for investments sold	1,275,023
Receivable for Fund shares sold	305,305
Interest receivable	888,187
Other assets	10,675
Total assets	124,522,252
Liabilities
Payable upon return of securities loaned	311,584
Line of credit loan payable	200,000
Payable for Fund shares redeemed	901,071
Distributions payable	156,980
Accrued Trustees' fees	2,226
Other accrued expenses and payables	135,119
Total liabilities	1,706,980
Net assets, at value	$122,815,272
Net Assets Consist of
Net unrealized appreciation (depreciation) on investments	7,126,979
Accumulated net realized gain (loss)	559,757
Paid-in capital	115,128,536
Net assets, at value	$122,815,272

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of December 31, 2014 (continued)
Net Asset Value
Class A Net Asset Value, offering and redemption price per share ($18,043,697 ÷ 1,800,031 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.02
Maximum offering price per share (100 ÷ 97.25 of $10.02)	$10.30
Class S Net Asset Value, offering and redemption price per share ($26,365,698 ÷ 2,628,817 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.03
Institutional Class Net Asset Value, offering and redemption price per share ($78,405,877 ÷ 7,823,321 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.02

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the year ended December 31, 2014
Investment Income
Interest	$4,811,245
Income distributions — Central Cash Management Fund	2,799
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	10,598
Total income	4,824,642
Expenses: Management fee	231,733
Administration fee	154,488
Services to shareholders	173,558
Distribution service fee	44,469
Custodian fee	47,503
Professional fees	96,795
Reports to shareholders	38,870
Registration fees	46,238
Trustees' fees and expenses	8,801
Other	40,001
Total expenses before expense reductions	882,456
Expense reductions	(573,972)
Total expenses after expense reductions	308,484
Net investment income	$4,516,158
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	3,051,667
Change in net unrealized appreciation (depreciation) on investments	1,278,977
Net gain (loss)	4,330,644
Net increase (decrease) in net assets resulting from operations	$8,846,802

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
	Years Ended December 31,
Increase (Decrease) in Net Assets	2014	2013
Operations: Net investment income	$4,516,158	$6,200,857
Net realized gain (loss)	3,051,667	10,400,168
Change in net unrealized appreciation (depreciation)	1,278,977	(22,269,032)
Net increase (decrease) in net assets resulting from operations	8,846,802	(5,668,007)
Distributions to shareholders from: Net investment income: Class A	(504,834)	(582,361)
Class S	(791,391)	(812,469)
Institutional Class	(3,218,272)	(4,802,740)
Net realized gains: Class A	(352,553)	(806,704)
Class S	(491,017)	(1,058,221)
Institutional Class	(1,843,674)	(5,527,599)
Total distributions	(7,201,741)	(13,590,094)
Fund share transactions: Proceeds from shares sold	90,748,939	70,715,148
Reinvestment of distributions	4,536,103	10,063,218
Payments for shares redeemed	(137,266,487)	(257,382,428)
In-kind redemption	—	(51,350,161)
Net increase (decrease) in net assets from Fund share transactions	(41,981,445)	(227,954,223)
Increase (decrease) in net assets	(40,336,384)	(247,212,324)
Net assets at beginning of period	163,151,656	410,363,980
Net assets at end of period (including undistributed net investment income of $0 and $3,287, respectively)	$122,815,272	$163,151,656

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Years Ended December 31,
Class A	2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.93	$10.90	$10.97	$10.60	$10.37
Income (loss) from investment operations: Net investment incomea	.28	.27	.26	.27	.28
Net realized and unrealized gain (loss)	.28	(.55)	.14	.48	.32
Total from investment operations	.56	(.28)	.40	.75	.60
Less distributions from: Net investment income	(.28)	(.27)	(.26)	(.27)	(.28)
Net realized gains	(.19)	(.42)	(.21)	(.11)	(.09)
Total distributions	(.47)	(.69)	(.47)	(.38)	(.37)
Net asset value, end of period	$10.02	$9.93	$10.90	$10.97	$10.60
Total Return (%)b,c	5.69	(2.59)	3.72	7.18	5.69
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	18	19	27	88	94
Ratio of expenses before expense reductions (%)	.77	.72	.70	.71	.69
Ratio of expenses after expense reductions (%)	.40	.53	.59	.57	.52
Ratio of net investment income (%)	2.72	2.54	2.45	2.56	2.60
Portfolio turnover rate (%)	38	53	d	105	146	167
a Based on average shares outstanding during the period.
b Total return does not reflect the effect of any sales charges.
c Total return would have been lower had certain expenses not been reduced.
d Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Years Ended December 31,
Class S	2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.93	$10.90	$10.97	$10.60	$10.38
Income (loss) from investment operations: Net investment incomea	.29	.29	.29	.29	.30
Net realized and unrealized gain (loss)	.29	(.55)	.14	.48	.31
Total from investment operations	.58	(.26)	.43	.77	.61
Less distributions from: Net investment income	(.29)	(.29)	(.29)	(.29)	(.30)
Net realized gains	(.19)	(.42)	(.21)	(.11)	(.09)
Total distributions	(.48)	(.71)	(.50)	(.40)	(.39)
Net asset value, end of period	$10.03	$9.93	$10.90	$10.97	$10.60
Total Return (%)b	5.92	(2.43)	4.01	7.39	5.89
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	26	25	30	23	43
Ratio of expenses before expense reductions (%)	.59	.53	.48	.58	.59
Ratio of expenses after expense reductions (%)	.25	.34	.37	.39	.34
Ratio of net investment income (%)	2.87	2.73	2.66	2.73	2.78
Portfolio turnover rate (%)	38	53	c	105	146	167
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Years Ended December 31,
Institutional Class	2014	2013	2012	2011	2010
Selected Per Share Data
Net asset value, beginning of period	$9.93	$10.90	$10.97	$10.60	$10.38
Income (loss) from investment operations: Net investment incomea	.30	.30	.31	.32	.32
Net realized and unrealized gain (loss)	.28	(.55)	.14	.48	.31
Total from investment operations	.58	(.25)	.45	.80	.63
Less distributions from: Net investment income	(.30)	(.30)	(.31)	(.32)	(.32)
Net realized gains	(.19)	(.42)	(.21)	(.11)	(.09)
Total distributions	(.49)	(.72)	(.52)	(.43)	(.41)
Net asset value, end of period	$10.02	$9.93	$10.90	$10.97	$10.60
Total Return (%)b	5.95	(2.31)	4.17	7.62	6.08
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	78	119	353	340	398
Ratio of expenses before expense reductions (%)	.53	.45	.37	.39	.39
Ratio of expenses after expense reductions (%)	.15	.19	.22	.20	.16
Ratio of net investment income (%)	2.97	2.84	2.82	2.93	2.96
Portfolio turnover rate (%)	38	53	c	105	146	167
a Based on average shares outstanding during the period.
b Total return would have been lower had certain expenses not been reduced.
c Excludes portfolio securities delivered as a result of processing redemption in-kind transactions.

Notes to Financial Statements

A. Organization and Significant Accounting Policies

Deutsche U.S. Bond Index Fund (formerly DWS U.S. Bond Index Fund) (the "Fund") is a diversified series of the Deutsche Institutional Funds (formerly DWS Institutional Funds) (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Institutional Class shares are generally available only to qualified institutions, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as services to shareholders, distribution and service fees, and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting, subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Debt securities are valued at prices supplied by independent pricing services approved by the Fund's Board. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Securities Lending. Deutsche Bank AG, as lending agent, lends securities of the Fund to certain financial institutions under the terms of the Security Lending Agreement. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

As of December 31, 2014, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment. Additionally, the Fund may be required to post securities and/or cash collateral in accordance with the terms of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

The Fund has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remains open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to in-kind redemptions and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

At December 31, 2014, the Fund's components of distributable earnings (accumulated losses) on a tax basis were as follows:
Undistributed long-term capital gains	$551,149
Net unrealized appreciation (depreciation) on investments	$7,135,588

In addition, the tax character of distributions paid to shareholders by the Fund is summarized as follows:
	Years Ended December 31,
	2014	2013
Distributions from ordinary income*	$4,607,827	$6,197,570
Distributions from long-term capital gain	$2,593,914	$7,392,524

* For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B. Purchases and Sales of Securities

During the year ended December 31, 2014, purchases and sales of investment securities (excluding short-term investments and U.S. Treasury obligations) aggregated $25,063,843 and $54,689,699, respectively. Purchases and sales of U.S. Treasury obligations aggregated $30,833,456 and $44,725,011, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. Northern Trust Investments, Inc. ("NTI") serves as sub-advisor with respect to the investment and reinvestment of assets in the Fund, and is paid by the Advisor for its services.

The management fee payable under the Investment Management Agreement is equal to an annual rate (exclusive of any applicable waivers/reimbursements) of 0.15% of the Fund's average daily net assets, computed and accrued daily and payable monthly.

For the period from January 1, 2014 through September 30, 2014, the Advisor had contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.39%
Class S	.24%
Institutional Class	.14%

Effective October 1, 2014 through September 30, 2015, the Advisor has contractually agreed to waive all or a portion of its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:
Class A	.44%
Class S	.29%
Institutional Class	.19%

For the year ended December 31, 2014, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$68,431
Class S	92,985
Institutional Class	412,556
$573,972

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration Fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the year ended December 31, 2014, the Administration Fee was $154,488, of which $11,862 is unpaid.

Service Provider Fees. DeAWM Service Company ("DSC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. ("DST"), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholders servicing fee it receives from the Fund. For the year ended December 31, 2014, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at December 31, 2014
Class A	$10,487	$1,613
Class S	10,742	1,820
Institutional Class	22,038	3,428
	$43,267	$6,861

Distribution Service Fee. DeAWM Distributors, Inc. ("DDI"), an affiliate of the Advisor, provides information and administrative services for a fee ("Service Fee") to Class A shareholders at an annual rate of up to 0.25% of average daily net assets. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the year ended December 31, 2014, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at December 31, 2014	Annual Rate
Class A	$44,469	$10,959	.24%

Underwriting Agreement. DDI is the principal underwriter for the Fund. There were no underwriting commissions paid in connection with the distribution of Class A shares for the year ended December 31, 2014. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the year ended December 31, 2014, the amount charged to the Fund by the Advisor included in the Statement of Operations under "Reports to shareholders" aggregated $20,649, of which $9,090 is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in Central Cash Management Fund and Deutsche Variable NAV Money Fund, affiliated money market funds which are managed by the Advisor. Each affiliated money market fund seeks to provide a high level of current income consistent with liquidity and the preservation of capital. Each affiliated money market fund is managed in accordance with Rule 2a-7 under the Investment Company Act of 1940, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. Central Cash Management Fund seeks to maintain a stable net asset value, and Deutsche Variable NAV Money Fund maintains a floating net asset value. The Fund indirectly bears its proportionate share of the expenses of each affiliated money market fund in which it invests. Central Cash Management Fund does not pay the Advisor an investment management fee. To the extent that Deutsche Variable NAV Money Fund pays an investment management fee to the Advisor, the Advisor will waive an amount of the investment management fee payable to the Advisor by the Fund equal to the amount of the investment management fee payable on the Fund's assets invested in Deutsche Variable NAV Money Fund.

Security Lending Fees. Deutsche Bank AG serves as securities lending agent for the Fund. For the year ended December 31, 2014, the Fund incurred securities lending agent fees to Deutsche Bank AG in the amount of $948.

D. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. At December 31, 2014, the Fund had a $200,000 outstanding loan. Interest expense incurred on the borrowing was $509 for the year ended December 31, 2014. The average dollar amount of the borrowings was $1,618,750, the weighted average interest rate on these borrowings was 1.41% and the Fund had a loan outstanding for 8 days throughout the year. The borrowings were valued at cost, which approximates fair value.

E. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Year Ended December 31, 2014		Year Ended December 31, 2013
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	737,121	$7,454,602	713,399	$7,539,820
Class S	4,528,294	45,598,806	1,431,078	15,133,449
Institutional Class	3,729,167	37,695,531	4,529,202	48,041,879
		$90,748,939		$70,715,148
Shares issued to shareholders in reinvestment of distributions
Class A	84,903	$854,551	135,008	$1,382,868
Class S	127,189	1,280,717	180,422	1,847,527
Institutional Class	238,436	2,400,835	664,362	6,832,823
		$4,536,103		$10,063,218
Shares redeemed
Class A	(968,177)	$(9,738,884)	(1,385,769)	$(14,679,060)
Class S	(4,522,391)	(45,581,507)	(1,884,273)	(19,721,430)
Institutional Class	(8,130,620)	(81,946,096)	(20,861,786)	(222,981,938)
		$(137,266,487)		$(257,382,428)
In-kind redemptions
Institutional Class	—	$—	(4,754,645)	$(51,350,161)
Net increase (decrease)
Class A	(146,153)	$(1,429,731)	(537,362)	$(5,756,372)
Class S	133,092	1,298,016	(272,773)	(2,740,454)
Institutional Class	(4,163,017)	(41,849,730)	(20,422,867)	(219,457,397)
		$(41,981,445)		$(227,954,223)

F. In-Kind Redemptions

In certain circumstances, the Fund may distribute portfolio securities rather than cash as payments for a redemption of Fund shares (in-kind redemption). For financial reporting purposes, the Fund recognizes a gain on in-kind redemptions to the extent the value of the distributed securities exceeds their costs; the Fund recognizes a loss if cost exceeds value. Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2013, an affiliated shareholder redeemed from the Fund and the Fund realized $3,424,837 of net gain attributable to in-kind redemptions.

Report of Independent Registered Public Accounting Firm

To the Trustees of Deutsche Institutional Funds and Shareholders of Deutsche U.S. Bond Index Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Deutsche U.S. Bond Index Fund (formerly DWS U.S. Bond Index Fund) (the "Fund") at December 31, 2014, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the custodian, brokers and transfer agent, and the application of alternative auditing procedures where such confirmations had not been received, provide a reasonable basis for our opinion.

Boston, Massachusetts February 25, 2015	PricewaterhouseCoopers LLP

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2014 to December 31, 2014).

The tables illustrate your Fund's expenses in two ways:

—Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

—Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A and S shares during the period would be higher, and account value during the period would be lower, by this amount.

Expenses and Value of a $1,000 Investment for the six months ended December 31, 2014 (Unaudited)
Actual Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 7/1/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/14	$1,017.50	$1,018.20	$1,018.70
Expenses Paid per $1,000*	$2.14	$1.37	$.81
Hypothetical 5% Fund Return	Class A	Class S	Institutional Class
Beginning Account Value 7/1/14	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/14	$1,023.09	$1,023.84	$1,024.40
Expenses Paid per $1,000*	$2.14	$1.38	$.82

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class S	Institutional Class
Deutsche U.S. Bond Index Fund	.42%	.27%	.16%

For more information, please refer to the Fund's prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

Tax Information (Unaudited)

The Fund paid distributions of $0.18 per share from net long-term capital gains during its year ended December 31, 2014.

Pursuant to Section 852 of the Internal Revenue Code, the Fund designates $3,252,000 as capital gain dividends for its year ended December 31, 2014.

A total of 21% of the dividends distributed during the fiscal year was derived from interest on U.S. government securities, which is generally exempt from state income tax.

Please consult a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call (800) 728-3337.

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees approved the renewal of Deutsche U.S. Bond Index Fund’s investment management agreement (the "Agreement") with Deutsche Investment Management Americas Inc. ("DIMA") and sub-advisory agreement (the "Sub-Advisory Agreement" and together with the Agreement, the "Agreements") between DIMA and Northern Trust Investments, Inc. ("NTI") in September 2014.

In terms of the process that the Board followed prior to approving the Agreements, shareholders should know that:

— In September 2014, all of the Fund’s Trustees were independent of DIMA and its affiliates.

— The Trustees met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee, in coordination with the Board’s Fixed Income and Asset Allocation Oversight Committee, reviewed comprehensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability compiled by a fee consultant retained by the Fund’s Independent Trustees (the "Fee Consultant"). The Board also received extensive information throughout the year regarding performance of the Fund.

— The Independent Trustees regularly meet privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

— In connection with reviewing the Agreements, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

— Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund, and that the Agreement was approved by the Fund’s shareholders. DIMA is part of Deutsche Bank AG ("DB"), a major global banking institution that is engaged in a wide range of financial services. The Board believes that there are advantages to being part of a global asset management business that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts with research capabilities in many countries throughout the world.

As part of the contract review process, the Board carefully considered the fees and expenses of each Deutsche fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

In 2012, DB combined its Asset Management (of which DIMA was a part) and Wealth Management divisions into a new Asset and Wealth Management ("AWM") division. DB has advised the Independent Trustees that the U.S. asset management business is a critical and integral part of DB, and that DB will continue to invest in AWM a significant portion of the savings it has realized by combining its Asset and Wealth Management divisions, including ongoing enhancements to AWM’s investment capabilities. DB also has confirmed its commitment to maintaining strong legal and compliance groups within the AWM division.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s and NTI’s personnel and such other issues as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreements, including the scope of advisory services provided under the Agreements. The Board noted that, under the Agreements, DIMA and NTI provide portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel, the resources made available to such personnel, the ability of DIMA to attract and retain high-quality personnel, and the organizational depth and stability of DIMA. The Board also requested and received information regarding DIMA’s oversight of Fund sub-advisors, including NTI. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including a market index and a peer universe compiled by the Fee Consultant using information supplied by Morningstar Direct ("Morningstar"), an independent fund data service. The Board also noted that it has put into place a process of identifying "Focus Funds" (e.g., funds performing poorly relative to a peer universe), and receives more frequent reporting and information from DIMA regarding such funds, along with DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that for each of the one-, three- and five-year periods ended December 31, 2013, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers).

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, sub-advisory fee schedule, operating expenses and total expense ratios, and comparative information provided by Lipper Inc. ("Lipper") and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were approximately the same as the median (1st quartile) of the applicable Lipper peer group (based on Lipper data provided as of December 31, 2013). With respect to the sub-advisory fee paid to NTI, the Board noted that the fee is paid by DIMA out of its fee and not directly by the Fund. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median (2nd quartile) of the applicable Lipper expense universe (based on Lipper data provided as of December 31, 2013, and analyzing Lipper expense universe Class A (net) expenses less any applicable 12b-1 fees) ("Lipper Universe Expenses"). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Lipper Universe Expenses. The Board also considered how the Fund’s total (net) operating expenses compared to the total (net) operating expenses of a more customized peer group selected by Lipper (based on such factors as asset size). The Board also noted that the expense limitations agreed to by DIMA helped to ensure that the Fund’s total (net) operating expenses would remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable funds and considered differences between the Fund and the comparable funds.

The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts and funds offered primarily to European investors ("Deutsche Europe funds") managed by DIMA and its affiliates. The Board noted that DIMA indicated that it does not manage any institutional accounts or Deutsche Europe funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA and NTI.

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs and pre-tax profits realized by DIMA from advising the Deutsche U.S. mutual funds ("Deutsche Funds"), as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board did not consider the profitability of NTI with respect to the Fund. The Board noted that DIMA pays NTI’s fee out of its management fee, and its understanding that the Fund’s sub-advisory fee schedule was the product of an arm’s length negotiation with DIMA.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board noted that while the Fund’s current investment management fee schedule does not include breakpoints, the Board intends to consider implementation of one or more breakpoints once the Fund reaches an efficient operating size. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and NTI and Their Affiliates. The Board also considered the character and amount of other incidental benefits received by DIMA and NTI and their affiliates, including any fees received by DIMA for administrative services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA and NTI related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities, along with the incidental public relations benefits to DIMA and NTI related to Deutsche Funds advertising and cross-selling opportunities among DIMA products and services. The Board concluded that management fees were reasonable in light of these fallout benefits.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to documenting and enhancing its compliance processes in recent years. The Board noted in particular (i) the experience and seniority of DIMA’s and the Fund’s chief compliance officer; (ii) the large number of DIMA compliance personnel; and (iii) the substantial commitment of resources by DIMA and its affiliates to compliance matters. The Board also considered the attention and resources dedicated by DIMA to the oversight of the investment sub-advisor’s compliance program and compliance with the applicable fund policies and procedures.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreements is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreements.

Board Members and Officers

The following table presents certain information regarding the Board Members and Officers of the fund. Each Board Member's year of birth is set forth in parentheses after his or her name. Unless otherwise noted, (i) each Board Member has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity; and (ii) the address of each Independent Board Member is c/o Kenneth C. Froewiss, Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139. Except as otherwise noted below, the term of office for each Board Member is until the election and qualification of a successor, or until such Board Member sooner dies, resigns, is removed or as otherwise provided in the governing documents of the fund. Because the fund does not hold an annual meeting of shareholders, each Board Member will hold office for an indeterminate period. The Board Members may also serve in similar capacities with other funds in the fund complex.

Independent Board Members
Name, Year of Birth, Position with the Fund and Length of Time Served1	Business Experience and Directorships During the Past Five Years	Number of Funds in Deutsche Fund Complex Overseen	Other Directorships Held by Board Member
Kenneth C. Froewiss (1945) Chairperson since 2013, and Board Member since 2001	Adjunct Professor of Finance, NYU Stern School of Business (September 2009–present; Clinical Professor from 1997–September 2009); Member, Finance Committee, Association for Asian Studies (2002–present); Director, Mitsui Sumitomo Insurance Group (US) (2004–present); prior thereto, Managing Director, J.P. Morgan (investment banking firm) (until 1996)	105	—
William McClayton (1944) Vice Chairperson since 2013, and Board Member since 2004	Private equity investor (since October 2009); previously, Managing Director, Diamond Management & Technology Consultants, Inc. (global consulting firm) (2001–2009); Directorship: Board of Managers, YMCA of Metropolitan Chicago; formerly: Senior Partner, Arthur Andersen LLP (accounting) (1966–2001); Trustee, Ravinia Festival	105	—
John W. Ballantine (1946) Board Member since 1999	Retired; formerly, Executive Vice President and Chief Risk Management Officer, First Chicago NBD Corporation/The First National Bank of Chicago (1996–1998); Executive Vice President and Head of International Banking (1995–1996); former Directorships: Director and former Chairman of the Board, Healthways, Inc.2 (provider of disease and care management services) (2003–2014); Stockwell Capital Investments PLC (private equity); First Oak Brook Bancshares, Inc. and Oak Brook Bank; Prisma Energy International	105	Portland General Electric2 (utility company) (2003– present)
Henry P. Becton, Jr. (1943) Board Member since 1990	Vice Chair and former President, WGBH Educational Foundation. Directorships: Public Radio International; Public Radio Exchange (PRX); North Bennett Street School (Boston); former Directorships: Belo Corporation2 (media company); The PBS Foundation; Association of Public Television Stations; Boston Museum of Science; American Public Television; Concord Academy; New England Aquarium; Mass. Corporation for Educational Telecommunications; Committee for Economic Development; Public Broadcasting Service; Connecticut College	105	Lead Director, Becton Dickinson and Company2 (medical technology company)
Dawn-Marie Driscoll (1946) Board Member since 1987
Emeritus Executive Fellow, Center for Business Ethics, Bentley University; formerly: President, Driscoll Associates (consulting firm); Partner, Palmer & Dodge (law firm) (1988–1990); Vice President of Corporate Affairs and General Counsel, Filene's (retail) (1978–1988). Directorships: Director of ICI Mutual Insurance Company (since 2007); Advisory Board, Center for Business Ethics, Bentley University; Trustee and former Chairman of the Board, Southwest Florida Community Foundation (charitable organization); former Directorships: Sun Capital Advisers Trust (mutual funds) (2007–2012), Investment Company Institute (audit, executive, nominating committees) and Independent Directors Council (governance, executive committees)
		105	—
Keith R. Fox, CFA (1954) Board Member since 1996	Managing General Partner, Exeter Capital Partners (a series of private investment funds) (since 1986). Directorships: Progressive International Corporation (kitchen goods importer and distributor); The Kennel Shop (retailer); former Chairman, National Association of Small Business Investment Companies; former Directorships: BoxTop Media Inc. (advertising); Sun Capital Advisers Trust (mutual funds) (2011–2012)	105	—
Paul K. Freeman (1950) Board Member since 1993	Consultant, World Bank/Inter-American Development Bank; Chair, Independent Directors Council; Investment Company Institute (executive and nominating committees); formerly, Chairman of Education Committee of Independent Directors Council; Project Leader, International Institute for Applied Systems Analysis (1998–2001); Chief Executive Officer, The Eric Group, Inc. (environmental insurance) (1986–1998); Directorships: Denver Zoo Foundation (December 2012–present); former Directorships: Prisma Energy International	105	—
Richard J. Herring (1946) Board Member since 1990	Jacob Safra Professor of International Banking and Professor, Finance Department, The Wharton School, University of Pennsylvania (since July 1972); Co-Director, Wharton Financial Institutions Center; Co-Chair, U.S. Shadow Financial Regulatory Committee; Executive Director, Financial Economists Roundtable; formerly: Vice Dean and Director, Wharton Undergraduate Division (July 1995–June 2000); Director, Lauder Institute of International Management Studies (July 2000–June 2006)	105	Director, Aberdeen Singapore and Japan Funds (since 2007); Independent Director of Barclays Bank Delaware (since September 2010)
Rebecca W. Rimel (1951) Board Member since 1995	President and Chief Executive Officer, The Pew Charitable Trusts (charitable organization) (1994 to present); formerly: Executive Vice President, The Glenmede Trust Company (investment trust and wealth management) (1983–2004); Board Member, Investor Education (charitable organization) (2004–2005); Trustee, Executive Committee, Philadelphia Chamber of Commerce (2001–2007); Director, Viasys Health Care2 (January 2007–June 2007); Trustee, Thomas Jefferson Foundation (charitable organization) (1994–2012)	105	Director, Becton Dickinson and Company2 (medical technology company) (2012– present); Director, BioTelemetry Inc.2 (health care) (2009– present)
William N. Searcy, Jr. (1946) Board Member since 1993	Private investor since October 2003; formerly: Pension & Savings Trust Officer, Sprint Corporation2 (telecommunications) (November 1989–September 2003); Trustee, Sun Capital Advisers Trust (mutual funds) (1998–2012)	105	—
Jean Gleason Stromberg (1943) Board Member since 1997	Retired. Formerly, Consultant (1997–2001); Director, Financial Markets U.S. Government Accountability Office (1996–1997); Partner, Norton Rose Fulbright, L.L.P. (law firm) (1978–1996). Directorships: The William and Flora Hewlett Foundation (charitable organization); former Directorships: Service Source, Inc. (nonprofit), Mutual Fund Directors Forum (2002–2004), American Bar Retirement Association (funding vehicle for retirement plans) (1987–1990 and 1994–1996)	105	—
Robert H. Wadsworth* (1940) Board Member since 1999	President, Robert H. Wadsworth & Associates, Inc. (consulting firm) (1983 to present); Director, The Phoenix Boys Choir Association	105	—

Officers4
Name, Year of Birth, Position with the Fund and Length of Time Served5	Business Experience and Directorships During the Past Five Years
Brian E. Binder8 (1972) President and Chief Executive Officer, 2013–present
Managing Director3 and Head of Fund Administration, Deutsche Asset & Wealth Management (2013–present); formerly: Head of Business Management and Consulting at Invesco, Ltd. (2010–2012); Chief Administrative Officer, Van Kampen Funds Inc. (2008–2010); and Chief Administrative Officer, Morgan Stanley Investment Management Americas Distribution (2003–2008)

John Millette7 (1962) Vice President and Secretary, 1999–present	Director,3 Deutsche Asset & Wealth Management
Melinda Morrow6 (1970) Vice President, 2012–present	Director,3 Deutsche Asset & Wealth Management
Paul H. Schubert6 (1963) Chief Financial Officer, 2004–present Treasurer, 2005–present
Managing Director,3 Deutsche Asset & Wealth Management (since July 2004); formerly: Executive Director, Head of Mutual Fund Services and Treasurer for UBS Family of Funds (1998–2004); Vice President and Director of Mutual Fund Finance at UBS Global Asset Management (1994–1998)

Caroline Pearson7 (1962) Chief Legal Officer, 2010–present	Managing Director,3 Deutsche Asset & Wealth Management; formerly: Assistant Secretary for DWS family of funds (1997–2010)
Robert Kloby6 (1962) Chief Compliance Officer, 2006–present	Managing Director,3 Deutsche Asset & Wealth Management
Wayne Salit6 (1967) Anti-Money Laundering Compliance Officer, 2014–present	Director,3 Deutsche Asset & Wealth Management; formerly: Managing Director, AML Compliance Officer at BNY Mellon (2011–2014); and Director, AML Compliance Officer at Deutsche Bank (2004–2011)
Hepsen Uzcan7 (1974) Assistant Secretary, 2013–present	Director,3 Deutsche Asset & Wealth Management
Paul Antosca7 (1957) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Jack Clark7 (1967) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management
Diane Kenneally7 (1966) Assistant Treasurer, 2007–present	Director,3 Deutsche Asset & Wealth Management

1 The length of time served represents the year in which the Board Member joined the board of one or more Deutsche funds currently overseen by the Board.

2 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

3 Executive title, not a board directorship.

4 As a result of their respective positions held with the Advisor, these individuals are considered "interested persons" of the Advisor within the meaning of the 1940 Act. Interested persons receive no compensation from the fund.

5 The length of time served represents the year in which the officer was first elected in such capacity for one or more Deutsche funds.

6 Address: 60 Wall Street, New York, NY 10005.

7 Address: One Beacon Street, Boston, MA 02108.

8 Address: 222 South Riverside Plaza, Chicago, IL 60606.

* Robert H. Wadsworth retired from the Board effective December 31, 2014.

The fund's Statement of Additional Information ("SAI") includes additional information about the Board Members. The SAI is available, without charge, upon request. If you would like to request a copy of the SAI, you may do so by calling the following toll-free number: (800) 728-3337.

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other Deutsche funds using either your voice or your telephone keypad. Certain account types within Classes A and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:
(800) 728-3337

Web Site
deutschefunds.com
View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about Deutsche funds, retirement planning information, and more.

Written Correspondence	Deutsche Asset & Wealth Management PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — deutschefunds.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings are also posted on deutschefunds.com from time to time. Please see the fund's current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DeAWM Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
Deutsche Asset & Wealth Management is the retail brand name in the U.S. for the wealth management and asset management activities of Deutsche Bank AG and DIMA. Deutsche Asset & Wealth Management is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

	Class A	Class S	Institutional Class
Nasdaq Symbol	BONDX	BONSX	BTUSX
CUSIP Number	25159R 304	25159R 403	25159R 502
Fund Number	648	2048	548

Notes

Notes

Notes

Notes

Deutsche Asset
& Wealth Management

222 South Riverside Plaza
Chicago, IL 60606-5808

DBIF-2
(R-025798-4 2/15)

ITEM 2.	CODE OF ETHICS

As of the end of the period covered by this report, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Principal Executive Officer and Principal Financial Officer.

There have been no amendments to, or waivers from, a provision of the code of ethics during the period covered by this report that would require disclosure under Item 2.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The fund’s audit committee is comprised solely of trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The fund’s Board of Trustees has determined that there are several "audit committee financial experts" (as such term has been defined by the Regulations) serving on the fund’s audit committee including Mr. Paul K. Freeman, the chair of the fund’s audit committee. An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933 and the designation or identification of a person as an “audit committee financial expert” does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

DEUTSCHE US BOND INDEX FUND
FORM N-CSR DISCLOSURE RE: AUDIT FEES

The following table shows the amount of fees that PricewaterhouseCoopers, LLP (“PWC”), the Fund’s independent registered public accounting firm, billed to the Fund during the Fund’s last two fiscal years.  The Audit Committee approved in advance all audit services and non-audit services that PWC provided to the Fund.

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Fund

Fiscal Year Ended December 31,	Audit Fees Billed to Fund	Audit-Related Fees Billed to Fund	Tax Fees Billed to Fund	All Other Fees Billed to Fund
2014	$71,791	$0	$0	$0
2013	$69,584	$0	$0	$0

Services that the Fund’s Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by PWC to Deutsche Investment Management Americas Inc. (“DIMA” or the “Adviser”), and any entity controlling, controlled by or under common control with DIMA (“Control Affiliate”) that provides ongoing services to the Fund (“Affiliated Fund Service Provider”), for engagements directly related to the Fund’s operations and financial reporting, during the Fund’s last two fiscal years.

Fiscal Year Ended December 31,	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
2014	$0	$63,439	$0
2013	$0	$66,535	$0

The “Tax Fees Billed to the Advisor” were billed for services associated with foreign tax filings.

Non-Audit Services

The following table shows the amount of fees that PWC billed during the Fund’s last two fiscal years for non-audit services. The Audit Committee pre-approved all non-audit services that PWC provided to the Adviser and any Affiliated Fund Service Provider that related directly to the Fund’s operations and financial reporting. The Audit Committee requested and received information from PWC about any non-audit services that PWC rendered during the Fund’s last fiscal year to the Adviser and any Affiliated Fund Service Provider.  The Committee considered this information in evaluating PWC’s independence.

Fiscal Year Ended December 31,	Total Non-Audit Fees Billed to Fund (A)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Fund) (B)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements) (C)	Total of (A), (B) and (C)
2014	$0	$63,439	$0	$63,439
2013	$0	$66,535	$0	$66,535

Audit Committee Pre-Approval Policies and Procedures.  Generally, each Fund’s Audit Committee must pre approve (i) all services to be performed for a Fund by a Fund’s Independent Registered Public Accounting Firm and (ii) all non-audit services to be performed by a Fund’s Independent Registered Public Accounting Firm for the DIMA Entities with respect to operations and financial reporting of the Fund, except that the Chairperson or Vice Chairperson of each Fund’s Audit Committee may grant the pre-approval for non-audit services described in items (i) and (ii) above for non-prohibited services for engagements of less than $100,000.  All such delegated pre approvals shall be presented to each Fund’s Audit Committee no later than the next Audit Committee meeting.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

According to the registrant’s principal Independent Registered Public Accounting Firm, substantially all of the principal Independent Registered Public Accounting Firm's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal Independent Registered Public Accounting Firm.

***

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, Deutsche Mutual Funds, P.O. Box 390601, Cambridge, MA 02139.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Bond Index Fund, a series of Deutsche Institutional Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 27, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 27, 2015